Summary of significant accounting policies (Tables)	6 Months Ended
Jun. 30, 2025
Accounting Policies [Abstract]
Schedule of property and equipment useful lives
Expected useful lives
Office equipment	3 years
Leasehold improvement	Shorter of the lease term or 5 years

Schedule of intangible assets net
Categories	Useful life
Distribution rights	2-3 years
Software	5 years

Schedule of disaggregated information of revenues

Disaggregated information of revenues by products/services are as follows:

	For the Six Months Ended June 30,
	2025	2024
	(Unaudited)	(Unaudited)
Property management service:
Property management service – common area management	$1,551,033	$1,379,191
Property management service – security management	538,008	528,857
Total property management service revenue	$2,089,041	$1,908,048

Holistic wellness consumer products and services:
Holistic wellness consumer products	102,055	-
Wellness therapies service	724,590	-
Licensing service of bioenergy cabin	17,145	-
Wellness Membership program	49,995	-
Total holistic wellness consumer products and service revenue	893,785	-

Other	74,497	-

Total revenue	$3,057,323	$1,908,048

Schedule of disaggregated information of cost of revenues

Disaggregated information of cost of revenues by products/services are as follows:

	For the Six Months Ended June 30,
	2025	2024
Property management service:	(Unaudited)	(Unaudited)
Property management service – common area management	$1,152,007	$1,016,054
Property management service – security management	470,139	449,922
Total property management service cost of revenue	$1,622,146	$1,465,976

Holistic wellness consumer products and services:
Holistic wellness consumer products	77,330	-
Wellness therapies service	522,533	-
Total holistic wellness consumer products and service cost of revenue	599,863	-
Total cost of revenues	$2,222,009	$1,465,976

Schedule of basic and diluted earnings per share

The Company calculates basic and diluted loss per share for continuing operations as follows:

	For the Six Months Ended June 30,
	2025	2024
	(Unaudited)	(Unaudited)
Numerator
Net loss from continuing operations	$(1,201,696)	$(16,748,274)
Less: Net income (loss) attributable to noncontrolling interest from continuing operations	2,305	(5,118)
Net loss attributable to common shareholders, basic	$(1,204,001)	$(16,743,156)
Denominator
Weighted average number of shares outstanding, basic and diluted	37,156,364	28,370,557
Loss per share, basic and diluted	$(0.03)	$(0.59)

The Company calculates basic and diluted earnings/ (loss) per share for discontinued operations as follows:

	For the Six Months Ended June 30,
	2025	2024
	(Unaudited)	(Unaudited)
Numerator
Net income/(loss) attributable to common shareholders, basic	$-	$(84,673)
Denominator
Weighted average number of shares outstanding, basic and diluted	-	28,370,557
Earnings/ (loss) per share, basic and diluted	$-	$(0.00)